Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current expense:
Current federal tax expense (benefit)	$ 7	$ 85	$ 541
Total current expense	423	1,063	1,170
Deferred benefit:
Deferred federal income tax expense (benefit)	0	43,017	(10,170)
Total deferred expense	(807)	67,669	(10,828)
Total provision for income taxes	(384)	68,732	(9,658)
United Kingdom
Current expense:
Current foreign tax expense (benefit)	0	101	513
Deferred benefit:
Deferred foreign income tax expense (benefit)	0	25,436	175
Non-US Or UK
Current expense:
Current foreign tax expense (benefit)	416	877	116
Deferred benefit:
Deferred foreign income tax expense (benefit)	$ (807)	$ (784)	$ (833)